File No. 33-7566
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 10
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      THE MUNICIPAL BOND TRUST, SERIES 199
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on March 8, 1996) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      5,510 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $3,415,428.60*
  * Estimated solely for the purpose of calculating the registration fee, at $619.86 per unit.
  G. Amount of filing fee, computed at one-twenty-ninth of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.
  * The method of calculation is made pursuant to Rule 24e-2 under the Investment Company Act of 1940.The total amount of units redeemed or repurchased during the previous fiscal year ending 1994 is 5,045. There have been no previous filings of post-effective amendments during the current fiscal year 5,045 redeemed or repurchased units are being used to reduce the filing fee for this amendment.

                      THE MUNICIPAL BOND TRUST, SERIES 199
                              Cross Reference Sheet
                     Pursuant to Rule 404(c) of Regulation C
                        under the Securities Act of 1933
                  (Form N-8B-2 Items required by Instruction 1
                          as to Prospectus on Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
                  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  Nature of Trust
  6.    Execution and                   )  Nature of Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
     II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust Portfolio
        regarding
        Trust's Securities and          )  Rights of Certificate-
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  Nature of Trust
        (Registered or Bearer)          )
  *   Not applicable, answer negative or not required.
  (c)   Rights of Holders as to         )  Rights of Certificate-
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption of Units by
                                        )  the Trustee
                                        )  The Municipal Bond Trust
                                        )  Reinvestment Program
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Certificate-
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Supervision of Trust
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the and
                                           Trustee
                                        )  Trust

  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  (i)   Other provisions                )  The Trust-Part B
  11.   Type of Securities              )  Front Cover-The Trust-
        Comprising Units                   Portfolio
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering Price of
                                        )  Units; Expenses of the
                                        )  Trust
  *   Not applicable, answer negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
        payable by holders              )
        (e)Certain profits receivable   )  Public Offering Price of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  Nature of the Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  Acquisition of Securities
        disposition of
        underlying securities           )  for the Trust; Supervision
                                        )  of Trust Investments.
  17.   Withdrawal or                   )  Redemption of Units
        redemption
                                        )  by Trustee
  18.   (a)Receipt and disposition of   )  Distributions of Certifi-
           income                       )  cateholders
        (b)Reinvestment of distritions  )  *
        (c)Reserves or special fund     )  Distributions to Certifi-
                                        )  cateholders
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Statements to Certificate-
        report
                                        )  holders; Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement

  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Limitation of Liabilities
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *   Not applicable, answer negative or not required.

                     III.        Organization Personnel and
                            Affiliated Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering Price of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certian services            )
        rendered
        to Trust                        )
              IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )
  *   Not applicable, answer negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions

        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Redemption of Units by
                                        )  Trustee
        (b)Schedule as to redemption    )  *
           price                        )
            V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Secondary Market for Units
        in
        underlying securities           )  Redemption of Units by
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )  Administration of the Trust
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *   Not applicable, answer negative or not required.

      VI.        Information concerning Insurance of Holders of Securities
  51.   (a)Name and address of          )  *
        Insurance Company               )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
                         VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  Acquisition of Securities
           eliminating securities       )  for the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Supervision of Trust
           substitution and             )  Investments
           elimination of securities    )
        (d)Description of any funda-    )  Acquisition of Securities
           mental policy of the Trust   )  for the Trust
                                        )  Supervision of Trust
                                        )  Investments
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *   Not applicable, answer negative or not required.

                VIII.       Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *   Not applicable, answer negative or not required.

              THE MUNICIPAL BOND TRUST
                 SERIES 199

This Prospectus consists of two parts. Part A contains Essential Information Regarding the
Trust including descriptive material relating to the Trust, Financial Statements of the Trust, and a Schedule of Investments. Part B contains gen-eral information about the Trust. Part A may not be distributed unless accompanied by Part B.

Interest income to the Trust and to
Certificateholders is excludable, in the opinion
of counsel, from gross           6,828
income for present Federal income tax purposes
under existing law, but may be subject to state
and               UNITS
local taxation. Capital gains, if any, are subject to tax.


THE INITIAL PUBLIC OFFERING OF UNITS IN THE TRUST
HAS BEEN COMPLETED. THE UNITS OFFERED HEREBY ARE
ISSUED AND OUTSTANDING UNITS WHICH HAVE BEEN
ACQUIRED BY THE SPONSOR EITHER BY PURCHASE FROM
THE TRUSTEE OF UNITS TENDERED FOR REDEMPTION OR
IN THE SECONDARY MARKET.


THE OBJECTIVES OF THE MUNICIPAL BOND TRUST,
SERIES 199 -The Municipal Bond Trust, Series 199
(the "Trust") is a unit investment trust formed for the purpose of gaining Federally tax-exempt interest income consistent with the preservation of capital and diversification of risk through investment in a fixed portfolio of "investment grade" (as of the Date of Deposit) interest-bearing municipal bonds (the "Bonds"). The payment of interest and the preservation of capital is dependent upon the continuing ability of the respective issuers of such Bonds to meet their obligations. Since PaineWebber Incorporated
(the "Sponsor") and The Chase Manhattan Bank,
N.A. (the "Trustee") do not have control over the source of payment of the Bonds, they cannot guarantee that the objectives of the Trust will be achieved. Each Unit at the date hereof represents 1/6,828th fractional undivided interest in the $5,070,000 principal amount of bonds and net income of the Trust in the ratio of 1 Unit for each $742.53 of Bonds in the Trust.
(See "Nature of the Trust" in Part B). The aggregate market value, based on the bid side of the market, of the Bonds in the Trust was, as of December 1, 1995, $5,301,752.

PUBLIC OFFERING PRICE -The Public Offering Price of Units is equal to the aggregate of the bid prices of the underlying Bonds divided by the number of Units outstanding plus a sales charge of up to 5.82% of the net amount invested (5.50% of the Public Offering Price). Units are offered at the Public Offering Price plus accrued interest. (See "Public Offering Price of Units" and "Secondary Market for Units" in Part B).

MARKET FOR UNITS -Although under no obligation to do so, the Sponsor intends to maintain a market for Units at prices based on the aggregate bid price of the Bonds in the Trust. If such market is terminated, a Certificateholder may be able to dispose of his Units only through redemption.
(See "Secondary Market for Units" in Part B).

DISTRIBUTIONS -Distributions of interest received by the Trust, less expenses, will be made on a monthly basis unless the Certificateholder elects to receive interest on a semi-annual basis.
Distribution of principal, if any, will be made on a semi-annual or more frequent basis. See
"Essential Information Regarding The Trust" in
Part A and "Distribution to Certificateholders" in Part B for details of optional distributions.

ESTIMATED CURRENT RETURN -The Estimated Current
Return per Unit is determined by dividing the net annual interest income per Unit by the Public
Offering Price per Unit. Any change in either amount will result in a change in Estimated
Current Return. (See "Estimated Current Return per Unit" in Part B and "Essential Information" in Part A).

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.


SPONSOR:

 PaineWebber
   Incorporated

      Read and retain both parts of this
prospectus for future reference.


Prospectus Part A dated March 8, 1996



ESSENTIAL INFORMATION REGARDING THE TRUST
Securities in the Trust Portfolio
 The Trust consists of the Securities indicated
under "Schedule of Investments", all
undistributed interest received or accrued on the
Securities, and any undistributed cash realized
from the sale, redemption or other disposition of
the Securities. The Trust portfolio consists of
11 issues of Bonds by issuers located in 9 states
of the United States.  All of the Bonds in the
Trust were, as of the Date of Deposit,
"investment grade" municipal bonds.
 On December 1, 1995, the aggregate market value
of the Securities in the Trust, based on the bid
side of the market, was $5,301,752.
 All eleven issues of Bonds in the Trust are
revenue bonds payable from revenues derived by
the issuers, and while income to pay such Bonds
may be derived from more than one source, the
primary source of such income, along with the
number of issues of the Trust portfolio deriving
income from such source are as follows: 2
Electric and Power facilities; 2 Health and
Hospital facilities; 1 Bond Bank; 5 Refunded
Bonds and 1 Escrowed to Maturity. The Trust may
be considered "concentrated" in the following
categories of Bonds:
                       Percentage  of
                       Aggregate
                       Market Value
                       of Trust
Category of Bond       Portfolio
Refunded               39%


 See "Summary of Portfolio" contained in Part B for a summary of the Investment risks associated with the Securities contained in the Trust.

Ratings
 On the Date of Deposit all of the Bonds were rated a minimum of A by Standard & Poor's
Corporation or Moody's Investors Service, Inc.
The ratings may have changed and may continue to change after the Date of Deposit. On December 1,
1995, the percentage of the total aggregate market value of bonds in the portfolio in each rating category was as follows: AAA, 37%; A, 25%;
Aaa (Moody"s), 5%; Aa (Moody"s), 25%; and A
(Moody's), 8%. (See "Summary of Portfolio" and
"Bond Ratings" in Part B and "Schedule of
Investments" in Part A).

Tax Status of the Trust
 At the time of issuance of the Securities, opinions regarding the validity of such Securities and the exemption from federal income tax of interest on such Securities were or will be rendered by bond counsel to the respective issuers. Except in certain instances in which Orrick, Herrington & Sutcliffe acted as bond counsel to issuers of Securities, neither the Sponsor, the Trustee, nor counsel to either has made any review of the proceedings relating to the issuance of the Securities or the basis for such opinions. In the case of certain Securities in the Trust, the opinions of bond counsel indicate that interest on such obligations received by a "substantial user" of the facilities being financed with the proceeds of such obligations, or "related person," for periods such obligations are held by such "substantial user" or "related person," will not be exempt from federal income tax. Interest income attributable to such Securities received by a Unitholder who is a "substantial user" or "related person" may be taxable to such Unitholder.
 In the opinion of Orrick, Herrington &
Sutcliffe, counsel to the Sponsor, under existing law:
 1. The Trust is not an association taxable as a corporation for Federal income tax purposes.
Under the Internal Revenue Code of 1986, as amended (the "Code"), each holder of a certificate of ownership (a "Certificateholder") will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Cer-tificateholders. Interest on Securities in the Trust that is excludable from gross income for federal income tax purposes when received by the Trust will retain its status as excludable when distributed to Certificateholders, except that no opinion is expressed regarding the character of interest on any Security in the case of any Certificateholder who is a "related person" or a "substantial user", both as defined in Code
Section 147(a).
 2. Each Certificateholder will have a taxable event when the Trust disposes of a Security
(whether by sale, exchange, redemption, or payment at maturity), or when the Certificateholder redeems or sells its
Certificates. For purposes of determining gain or loss, the total tax cost of each Unit to a Certificateholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security, to determine the Certificateholder's per Unit tax cost for each Security. Further, the tax cost reduction requirements of the Code relating to amortization of bond premium will apply separately to the per Unit tax cost of each Security.
 3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Certificateholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Certificateholders. Interest on Securities in the Trust that is exempt from personal income tax under New York State law when received by the Trust will retain its tax-exempt status when distributed to Certificateholders.

Additional Tax Considerations
 Recognition of Gain. The Code, by virtue of the Tax Reform Act of 1986, effects a substantial reduction in the number of income tax brackets and rate levels for individuals and corporations and adversely modifies the preferential treatment accorded the net gain from the sale or exchange of capital assets. The maximum rate for net capital gain of individuals in 1987 is limited to 28%. Net capital gain recognized by corporations after 1986 and by individuals after 1987 will be taxed at the same tax rates applicable to ordinary income.
 As a result of the tax cost reduction
requirements of the Code relating to amortization of bond premium, under certain circumstances
Unitholders may realize a taxable gain upon disposition of Units even though such Units are sold or redeemed for an amount equal to or less than their original cost.
 Original Issue Discount and Market Discount.
The portfolio may contain Securities originally issued at a discount ("original issue discount").
In general, original issue discount is defined as the difference between the price at which a bond is issued and its stated redemption price at maturity. With respect to tax-exempt obligations issued on or before September 3, 1982, original issue discount is deemed to accrue (be "earned") as tax-exempt interest ratably over the life of the obligations and is apportioned among the original holder of the obligation and subsequent purchasers in accordance with a ratio the numerator of which is the number of calendar days the obligation is owned by the holder and the denominator of which is the total number of calendar days from the date of issuance of the obligation to its maturity date. With respect to tax-exempt obligations issued after September 3, 1982, original issue discount is deemed earned in a geometric progression over the life of the obligations, taking into account the semi-annual compounding of accrued interest, resulting in an increasing amount of interest in each year.
 In general, if a Unitholder acquires a pro rata interest in a Security for a price that is less than its stated redemption price at maturity (or less than the original issue price plus accrued original issue discount, if such Security was issued with original issue discount), such pro rata interest will be treated as having been purchased at a "market discount". If gain is realized upon the sale or other disposition of such pro rata interest, the market discount will constitute taxable gain. Such gain generally will be long-term capital gain to Unitholders, other than dealers in securities and certain financial institutions, if the Securities are held by the Trust for more than six months and such Unitholders have held their Units for more than one year.
 Interest on Borrowed Funds. Interest paid on funds borrowed to purchase or carry units of a unit investment trust that distributes tax-exempt interest income during a tax year is not deductible. Under rules of the Internal Revenue
Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units.
 Social Security Benefits. Code Section 86 provides that a portion of social security benefits received after December 31, 1983, are includible in taxable income for taxpayers whose "modified adjusted gross income", combined with 50% of their social security benefits, exceeds a base amount. The base amount is $25,000 for an individual, $32,000 for a married couple filing a joint return, and zero for married persons filing separate returns. Under Code Section 86, interest on tax-exempt bonds is to be added to adjusted gross income for purposes of determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax. The amount of social security benefits that could be includible in taxable income would be the lesser of one-half of the benefits or one-half of the excess of the taxpayer's combined income (modified adjusted gross income plus one-half of benefits) over the base amount.
 Tax Reform Act of 1986--Effects on Tax-Exempt
Interest. The Tax Reform Act of 1986, among other items, provided for the following: (1)
Effective for taxable years beginning after December 31,1986, the alternative minimum tax rate for individuals is increased to 21%, and the interest on certain Private Activity Bonds issued after August 7, 1986 is included in the calculation of the individual alternative minimum tax. Each Security in the Trust received or will receive an opinion of bond counsel to the effect that it is not a Private Activity Bond the interest on which is subject to the alternative minimum tax. (2) Effective for taxable years beginning after December 31, 1986, the alternative minimum tax rate for corporations is increased from 15% to 20%, and for purposes of this tax, interest on certain Private Activity
Bonds issued after August 7, 1986, and 50% of the excess of a corporation's net book income
(adjusted) over its alternative minimum taxable income (adjusted) are classified as tax preference items. Net book income includes interest on all tax-exempt bonds, such as the Securities. In taxable years beginning after 1989, the use of adjusted net book income in determining such alternative minimum tax is to be replaced by the use of adjusted current earnings, and 75% of the amount by which adjusted current earnings exceed alternative minimum taxable income, as modified for this calculation, will be included in alternative minimum taxable income.
Interest on the Securities is includible in the adjusted net book income and adjusted current earnings of a corporation for purposes of such alternative minimum tax. The Tax Reform Act of 1986 does not otherwise require corporations, and does not require taxpayers other than corporations, including individuals, to treat interest on the Securities as an item of tax preference in computing alternative minimum tax.
(3) Subject to certain exceptions, financial institutions may not deduct that portion of the institution's interest expense allocable to tax-exempt interest on tax-exempt bonds acquired after August 7, 1986. (4) The amount of the de-duction allowed to property and casualty insurance companies for underwriting loss is decreased by an amount determined with regard to tax-exempt interest income and the deductible portion of dividends received by such companies, effective for taxable years beginning after December 31, 1986. (5) All taxpayers are required to report for informational purposes on their federal income tax returns the amount of tax-exempt interest they receive, effective for taxable years beginning after December 31, 1986.
(6) An issuer must meet certain requirements on a continuing basis in order for interest on a tax-exempt bond to be tax exempt; failure to meet such requirements results in loss of tax exemption. (7) For taxable years beginning after December 31, 1986, a branch profits tax is imposed on the U.S. branches of foreign corporations which, because of the manner in which the branch profits tax is calculated, may have the effect of subjecting the U.S. branch of a foreign corporation to federal income tax on the interest on bonds otherwise exempt from such tax.
 The Tax Reform Act of 1986 also significantly curtailed a taxpayer's ability to offset income with deductions and losses. In general, a lower overall rate of income taxation could make tax-exempt bonds less attractive to investors and could decrease the value of tax-exempt Securities held by the Trust, while the limitations on the ability to offset taxable income may have the opposite effect. In addition, certain "S
Corporations" may have a tax imposed on passive income including tax-exempt interest, such as interest on the Securities.
 Alternative Minimum Tax.  Interest on the
Securities in the Trust is not treated as a preference item for purposes of calculating the individual and corporate alternative minimum tax.
However, the Code provides that for taxable years
1988 and 1989, 50% (75% for taxable years beginning after 1989) of the excess of a corporation's adjusted net book income over its adjusted alternative minimum taxable income will be treated as a preference item in the calculation of alternative minimum taxable income. For taxable years beginning after 1989, the use of adjusted net book income will be replaced by the use of adjusted current earnings.
The adjusted net book income and adjusted current earnings of a corporation include the amount of any income received that is otherwise exempt from tax, such as interest on the Securities.
 Superfund Revenue Act of 1986.  The Superfund
Revenue Act of 1986 (the "Superfund Act") imposed a deductible, broad-based tax on a corporation's alternative minimum taxable income (before net operating losses and any deduction for the tax) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax is imposed for tax years beginning after 1986 and beginning before 1992.
The tax is imposed even if the corporation pays no alternative minimum tax. For purposes of the Superfund Act, alternative minimum taxable income includes interest on all tax-exempt bonds to the same extent and in the same manner as does the Tax Reform Act of 1986. The Superfund Act does not impose an alternative minimum tax on taxpayers other than corporations.
 Branch Profits Tax. The Code provides that interest on exempt obligations such as the Securities is included in effectively connected earnings and profits for purposes of computing the branch profits tax on certain foreign corpora-tions doing business in the United States.
 Property and Casualty Companies. The Code contains provisions relating to property and casualty companies whereunder the amount of certain loss deductions otherwise allowed is reduced (in certain cases below zero) by a specified percentage of, among other things, interest on tax-exempt obligations acquired after August 7, 1986.
 Financial Institutions. The Code provides that commercial banks, thrift institutions and other financial institutions may not deduct the portion of their interest expense allocable to tax-exempt obligations after August 7, 1986 (other than certain "qualified" obligations). The Securities are not qualified for this purpose.
 S Corporations. The Code imposes a tax on excess net passive income of certain S corporations that have subchapter C earnings and profits. Passive investment income includes interest on tax-exempt obligations.
 Information Reporting. All taxpayers are required to report for informational purposes on their federal income tax returns the amount of tax-exempt interest they receive.
 Future Legislation. Various proposals have been introduced before Congress from time to time to restrict or eliminate the federal income tax exemption for interest on municipal securities such as those deposited in the Trust. Such proposals may be introduced in the future. The
Sponsor cannot predict what additional
legislation, if any, may be proposed with respect to the tax-exempt status of interest on municipal securities, nor can it predict whether any legislation, if enacted, would apply to Securities in the Trust.
 State Tax. The exemption from gross income of interest on municipal bonds for federal income tax purposes does not necessarily result in an exemption under the income tax laws of any state or local government. The laws of the several states vary with respect to the taxation of municipal bonds, and Unitholders are advised to consult with their tax advisors regarding such taxation.

Plan of Distribution
 Certificateholders may elect to receive interest distributions on a monthly or semi-annual basis and may make such election at the time of purchase during the initial public offering period and prior to the initial Record Date. The plan of distribution selected by such Certificateholders will remain in effect until changed as provided below. Those not indicating a choice will be deemed to have chosen the monthly distribution plan. See "Essential Information" for information concerning interest distributions under the optional payment plans. The amounts of such distributions may change as Securities mature, are called for redemption, or are sold or if the expenses of the Trust change. Certificate-holders purchasing Units in the secondary market will receive interest distributions in accordance with the election of the prior owner. In January and July of each year the Trustee will furnish all registered Certificateholders with a card to be returned to the Trustee not later than the following March 1 and September 1 respectively.
Certificateholders desiring to change the plan of distribution in which they are participating may so indicate on the card and return it, with their Certificate, to the Trustee. If the card and Certificate are returned to the Trustee, the change in the interest distribution plan will become effective on March 2 and September 2 for the following 6 months. If the card is not returned to the Trustee, the Certificateholder will be deemed to have elected to continue with the same plan for the following 6 months.

Trustee
 The Trustee is The Chase Manhattan Bank, N.A.
(formerly, United States Trust Company of New
York), 770 Broadway, New York, New York 10003.
The Trustee is a member of the New York Clearing
House Association and is subject to supervision and examination by the Superintendent of Banks of the State of New York, the Federal Deposit
Insurance Corporation and the Board of Governors of the Federal Reserve System.

ESSENTIAL INFORMATION REGARDING THE TRUST
AS OF DECEMBER 1, 1995

Date of Deposit and of Trust Indenture and Agreement
December 9, 1986

Principal amount of Bonds in Trust
$5,070,000

Number of Units Outstanding
6,828

Minimum Purchase
1 Unit

Fractional undivided interest in Trust represented by each Unit
1/6,828th

Public Offering Price
Aggregate Bid Price of Bonds in Trust   $5,304,201 *~
Divided By 6,828 Units                  $776.83 *~
Plus Sales Charge of
3.64% of Public Offering Price          29.37
Public Offering Price per Unit          $806.20 *~



Redemption Value per Unit
$776.83 *~

Excess of Public Offering Price per Unit over
Redemption Value Per Unit
$29.37

Sponsor's Repurchase Price per Unit
$776.83 *~

Excess of Public Offering Price per Unit over
Sponsor's Repurchase Price Per Unit
$29.37

Minimum Principal Distribution
No distribution need be made from Principal
Account if balance in Account is less than $8,000.

Evaluation Time
4 P.M. New York Time

Mandatory Termination Date * *
January 1, 2036

Discretionary Termination
Indenture may be terminated if value of Trust is less than $1,600,000.





INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED


                                                                      Monthly          Semi-Annual
                                                                      Option           Option
Gross annual interest income per unit                                 $55.27           $55.27
Less estimated annual fees and expenses per unit * * * *              1.63             1.21
Less Sponsors annual fee per unit * * * *                             .23              .24
Estimated net annual interest income per unit                         $53.41           $53.82
Estimated interest distribution per unit                              $4.45            $26.91
Daily rate at which estimated net interest accrues per unit           $.1483           $.1495
Estimated current return * * *                                        6.62%            6.68%
Record dates                                                          1st of           Sept./Mar.1
                                                                      each month
Interest distribution dates                                           15th of          Sept./Mar. 15
                                                                      each month
Trustee's annual fee per $1,000 principal amount of bonds * * * *     $1.02            $.54
Evaluator's daily fee per bond * * * *                                .30              .30



  __________________

          * Plus accrued interest.
        * * The actual termination of the Trust
            may be considerably earlier (see "Termination of the Trust" in Part B).
      * * * The estimated current return is
            increased for transactions entitled to a reduced sales charge (see "Public
            Offering Price of Units" in Part B).
    * * * * See "Expenses of the Trust" in
            Part B.
          ~ Includes undistributed principal
            funds.

               FINANCIAL SUMMARY


The following sets forth a summary of
distributions and redemption values per unit for The Municipal Bond Trust, Series 199.

                                             DISTRIBUTIONS
               YEAR  ENDING                  PER  UNIT
MONTHLY        December 1, 1993              $65.50
               December 1, 1994              60.30
               December 1, 1995              55.56
SEMI-ANNUAL    December 1, 1993              67.06
               December 1, 1994              62.60
               December 1, 1995              56.15
PRINCIPAL      December 1, 1993              45.62
               December 1, 1994              136.70
               December 1, 1995              ---



As of December 31, 1993, 1994 and December 1,
1995, the redemption values per unit were $940.46, $754.68, and $776.83 plus accrued interest to the respective dates.

                                          REPORT OF INDEPENDENT AUDITORS
THE CERTIFICATEHOLDERS, SPONSOR AND TRUSTEE
THE MUNICIPAL BOND TRUST, SERIES 199:

  We have audited the accompanying statement of financial condition, including the schedule of investments, of The Municipal Bond Trust, Series
199 as of December 1, 1995 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 1, 1995 as shown in the statement of financial condition and schedule of investments by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Municipal
Bond Trust, Series 199 at December 1, 1995 and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.


                                         ERNST & YOUNG LLP


New York, New York
February 28, 1996

             THE MUNICIPAL BOND TRUST
                 SERIES 199
           STATEMENT OF FINANCIAL CONDITION
               December 1, 1995

                  ASSETS
Investment in municipal bonds - at market value (Cost $5,072,329)
(note 4 to schedule of investments)                                                    $5,301,752
Accrued interest receivable                                                            128,968
Total Assets                                                                           $5,430,720



             LIABILITIES AND NET ASSETS

Distribution payable (note E)                                                          $47,806
Accrued expenses payable                                                               828
Advance from Trustee                                                                   18,984
Total Liabilities                                                                      67,618
Net assets (6,828 units of fractional undivided interest outstanding):
Cost to Investors (note B)                                                 $5,367,539
Less gross underwriting commissions (note C)                               (295,210)
                                                                           5,072,329
Net unrealized market appreciation of investments (note D)                 229,423
                                                                           5,301,752
Undistributed investment income-net                                        58,901
Undistributed proceeds from bonds sold or redeemed                         2,449
Net Assets                                                                             5,363,102
Total Liabilities and Net Assets                                                       $5,430,720

Net Asset Value Per Unit                                                               $785.46






              STATEMENT OF OPERATIONS
                                                                 Year Ended December 1,

                                                                  1995         1994         1993

Investment Income - Interest                                      $392,547     $455,863     $520,288

Less Expenses:
Trustee's fees and expenses                                       8,802        9,914        12,258
Evaluator's fees                                                  907          1,017        1,166
Total expenses                                                    9,709        10,931       13,424
Investment Income-net                                             382,838      444,932      506,864
Realized and unrealized gain (loss) on investments-net:
Net realized gain (loss) on securities transactions               (3,546)      52,635       57,531
Net change in unrealized market appreciation (depreciation)       185,049      (497,274)    134,353
Net gain (loss) on investments                                    181,503      (444,639)    191,884
Net increase in net assets resulting from operations              $564,341     $293         $698,748



See accompanying notes to financial statements.

             THE MUNICIPAL BOND TRUST
                 SERIES 199
STATEMENT OF CHANGES IN NET ASSETS

                                                                 Year Ended December 1,

                                                                  1995         1994         1993

Operations:
Investment Income-net                                             $382,838     $444,932     $506,864
Net realized gain (loss) on securities transactions               (3,546)      52,635       57,531
Net change in unrealized market appreciation (depreciation)       185,049      (497,274)    134,353
Net increase in net assets resulting from operations              564,341      293          698,748
Less: Distributions to Certificateholders
Investment Income-net                                             388,568      441,214      504,640
Proceeds from securities sold or redeemed                         ---          1,004,786    353,510
Total Distributions                                               388,568      1,446,000    858,150
Less: Units Redeemed by Certificateholders (Note F)
Value of units at date of redemption                              329,899      367,962      133,526
Accrued interest at date of redemption                            6,095        8,816        2,664
Total Redemptions                                                 335,994      376,778      136,190
Decrease in net assets                                            (160,221)    (1,822,485)  (295,592)
Net Assets:
Beginning of period                                               5,523,323    7,345,808    7,641,400
End of period                                                     $5,363,102   $5,523,323   $7,345,808




See accompanying notes to financial statements.


            NOTES TO FINANCIAL STATEMENTS

               December 1, 1995

(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are   accounted for on the
date the securities are purchased or sold.
(B) Cost to the investors represents the initial
public offering price as of the date of deposit
computed on the basis set
  forth under "Public Offering Price Of Units"
included in Part B, adjusted for bonds called or
sold since the date of
  deposit.
(C) The aggregate sales charge was computed on
the basis set forth under "Public Offering Price
of Units" included in
      Part B.
(D) At December 1, 1995 the gross unrealized
market appreciation was $286,897 and the gross
unrealized market
  depreciation was $(57,474). The net unrealized
market appreciation was $229,423.
(E) Distributions of the net investment income to
Certificateholders are declared and paid in
accordance with the
  distribution option (monthly or semi-annually)
selected by the investor. See the Financial
Summary included in Part  A.
(F) The following units were redeemed with
proceeds of bonds sold as follows:
                                                                 Year Ended December 1,

                                                                  1995         1994         1993

Number of units redeemed                                          431          410          139
Redemption amount                                                 $335,994     $376,778     $136,190

THE MUNICIPAL BOND TRUST, SERIES 199
Schedule of Investments as of December 1, 1995
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
1.     $600,000    PORT EVERGLADES AUTHORITY
                   PORT FACILITIES REVENUE BONDS,
                   SERIES 1986 (FLORIDA)            AAA      7 1/2%       (6)               $698,280
                                                             11/01/2006   S.F.  11/01/2002

2.     520,000     MUNICIPAL ELECTRIC AUTHORITY OF
                   GEORGIA GENERAL POWER REVE
                   NUE BONDS, 1986A SERIES A
                   (REFUNDED)                       A        7 7/8%       C.01/01/96@1      532,189
                                                             01/01/1996   S.F.  NONE

3.     515,000     INDIANA BOND BANK SPECIAL PRO
                   GRAM BONDS, SERIES 1986D         A        7 3/8%       C.07/15/96@102    535,744
                                                             01/15/2013   S.F.  01/15/2008

4.     250,000     CITY OF IOWA CITY, IOWA HOSPITAL
                   FACILITY REFUNDING REVENUE
                   BONDS, SERIES 1986 (MERCY HOS
                   PITAL, IOWA CITY, IOWA)          A        7 1/2%       C.07/01/96@102    255,000
                                                             07/01/2008   S.F.  07/01/2000

5.     600,000     JEFFERSON SALES TAX DISTRICT
                   (JEFFERSON PARISH, LOUISIANA)
                   SPECIAL SALES TAX REVENUE
                   BONDS OF 1986 SERIES B
                   (REFUNDED)                       AAA      8 1/4%       C.07/01/99@1      680,028
                                                             07/01/1999   S.F.  NONE

6.     225,000     HOSPITAL FINANCE AUTHORITY OF
                   THE CITY OF SAINT JOSEPH, MICHI
                   GAN HOSPITAL REVENUE REFUND
                   ING BONDS (MERCY MEMORIAL
                   MEDICAL CENTER, INC.) SERIES
                   1986A (REFUNDED)                 AAA*     7.40%        C.10/01/96@1      236,466
                                                             10/01/1996   S.F.  NONE

7.     285,000     NORTH CAROLINA EASTERN MU
                   NICIPAL POWER AGENCY POWER
                   SYSTEM REVENUE BONDS, REFUND
                   ING SERIES 1986 A (REFUNDED)     Aaa(2)   7 3/4%       C.01/01/96@1      294,522
                                                             01/01/1996   S.F.  NONE

8.     330,000     NORTH CAROLINA MUNICIPAL
                   POWER AGENCY NUMBER 1
                   CATAWBA ELECTRIC REVENUE
                   BONDS, SERIES 1985 B (REFUNDED)  AAA      8 1/2%       C.01/01/96@1      337,940
                                                             01/01/1996   S.F.  NONE

9.     400,000     HARRIS COUNTY HEALTH FACILITIES
                   DEVELOPMENT CORPORATION
                   HOSPITAL REVENUE BONDS
                   (HERMANN HOSPITAL ESTATE) SE
                   RIES 1986A (TEXAS)               A(2)     7 5/8%       C.10/01/96@102    416,740
                                                             10/01/2016   S.F.  10/01/2004


                                                                                             (Continued)



THE MUNICIPAL BOND TRUST, SERIES 199
Schedule of Investments as of December 1, 1995
                                                               Coupon      Redemption
       Aggregate                                               Rate/       Features(3)
Lot    Principal                                              Maturity     C-Callable        Market
No.     Amount             Description           Rating(1)     Date(5)   S.F.-Sinking Fund   Value(4)
10.    $645,000    SABINE RIVER AUTHORITY OF TEXAS
                   POLLUTION CONTROL REVENUE
                   BONDS (SOUTHWESTERN ELECTRIC
                   POWER COMPANY PROJECT) SE
                   RIES 1986                        Aa3(2)   8.20%        C.07/01/96@1      $671,690
                                                             07/01/2014   S.F.  NONE

11.    700,000     INTERMOUNTAIN POWER AGENCY (A
                   POLITICAL SUBDIVISION OF THE
                   STATE OF UTAH) SPECIAL OBLIGA
                   TION BONDS, SECOND CROSSOVER
                   SERIES                           Aa(2)    5.00%        C.07/01/96@1      643,153
                                                             07/01/2018   S.F.  NONE

     $5,070,000                                                                           $5,301,752



 (1) All ratings are by Standard &
Poor's Corporation unless otherwise
indicated.  A brief description of
applicable rating symbols is given under "Bond Ratings" included in Part B. For concentration of credit risk, see
"Securities in the Trust Portfolio" in
Part A.
 * Conditioned upon the receipt by
Standard & Poor's of an executed copy of the escrow agreement.
 (2) Moody's Investors Service, Inc.'s
rating.  A brief description of
applicable rating symbols is given under "Bond Ratings" included in Part B.
 (3) C._Indicates the first year in
which an issue of bonds is redeemable in whole, or in part, by the operation of the optional call provisions, and the redemption price for that year; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par.
S.F._Indicates the first year in which
an issue of bonds is subject to
scheduled sinking fund redemption and
the redemption price for that year;
unless otherwise indicated, such issue
of bonds is subject to scheduled sinking fund redemption at par.
 Bonds listed as non-callable, as well
as those listed as callable, may also be redeemable at par, under certain circumstances, from special redemption payments.
 (4) The Market Value is determined by
the Evaluator on the bid side of the
market, on a basis identical to that set forth under "Public Offering Price of Units" included in Part B.
 (5) The Maturity Date noted for all
Refunded Bonds is the date on which such Bonds have been irrevocably called for redemption by the issuers thereof.
 (6) Escrowed to maturity.



              MUNICIPAL BOND TRUST
               PROSPECTUS PART B

PART B OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
            UNLESS ACCOMPANIED BY PART A.

               NATURE OF THE TRUST
  Each series of The Municipal Bond Trust is a separate but similar unit investment trust, formed for the purpose of obtaining federally tax-exempt interest income consistent with the preservation of capital and diversification of risk through investment in a fixed portfolio comprised of "investment grade" (as of the Date of Deposit) interest-bearing Bonds. State Trusts were formed for the additional purpose of obtaining interest income exempt from state income taxes for purchasers who qualify as residents of the state for which each such Trust is named. The Sponsor and the Trustee do not have control over the course of payment of the principal of and interest on the Securities, therefore they cannot guarantee that the objectives of the Trust will be achieved. The interest on the Bonds, in the opinion of counsel to the issuers of such Bonds, is, or upon their issuance and delivery will be, exempt from present Federal income taxes. Capital gains, if any, will be subject to taxation.
  The portfolio of the Trust consists of
interest-bearing Securities, issued by or on behalf of states, counties and municipalities within the United States, and authorities, agencies and other such political subdivisions.

              CREATION OF THE TRUST
  The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement* (the "Indenture"), dated as of the Date of Deposit, among PaineWebber Incorporated, as Sponsor, the Trustee identified in Part A of this prospectus and Kenny Information Systems, Inc., a division of J.J. Kenny Co., Inc. as
Evaluator.
  On the Date of Deposit, the Sponsor deposited with the Trustee the Securities or confirmations of contracts for the purchase of the Securities at prices determined by the Evaluator on the basis of current offering prices of the Securities. Confirmations of contracts for the purchase of the Bonds were delivered to the Trustee together with an irrevocable letter of credit drawn on a commercial bank in an amount sufficient for their purchase. Following the deposit, the Trustee delivered to the Sponsor registered Certificates for Units evidencing the entire ownership of the Trust. Each Unit represents a fractional undivided interest in the Trust in an amount equal to one divided by the total number of Units outstanding. On the Date of Deposit there was one Unit for each $1,000 face amount of Securities deposited in the Trust.

              SUMMARY OF PORTFOLIO
  An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Trust portfolio and hence of the Units will decline with increases in interest rates. The recent period of high inflation, together with the fiscal measures adopted to attempt to deal with it, has seen wide fluctuations in interest rates and thus in the value of fixed rate long-term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.
  As set forth under "Essential Information" and "Schedule of Investments" in Part A, the Trust may contain or be concentrated in one or more of the categories of Securities referred to below.
The types of issuers and percentages of any concentrations for this Trust are set forth in Part A. These categories are described in Part B because an investment in Units of the Trust should be made with an understanding of the risks which these investments may entail. Part B also contains a description of the features of this Trust.

General Obligation Bonds
 General obligation debt of an issuer that is a political subdivision or instrumentality of a state is typically secured by the full faith and credit of the issuer, encompassing its ability to levy an unlimited ad valorem tax on real property or other revenue streams, such as sales or income taxes. The fiscal condition of an issuer may be affected by socioeconomic factors beyond the issuer's control (such as relocation by a major employer) or other unanticipated events, including: imposition of tax rate decreases or appropriations limitations by legislation or initiative; increased expenditures mandated by
Federal or state law or by judicial decree;
reduction of unrestricted federal or state aid and of revenue-sharing programs due to subsequent legislative changes in appropriations or aid formulas; or disallowances by the Federal or state governments for categorical grants. The fiscal condition of an issuer that is a political subdivision or instrumentality of a state (such as a county, city, school district or other entity providing public services) is related to the size and diversification of its tax and revenue base and to such other factors as: the effect of inflation on the general operating budget and of other costs, including salaries and fringe benefits, energy and solid waste disposal;
changes in state law and statutory
interpretations affecting traditional home rule powers (which vary from state to state); levels of unrestricted state aid or revenue-sharing programs and state categorical grants subject to annual appropriation by a state legislature;
increased expenditures mandated by state law or judicial decree; and disallowances for expenses incurred under Federal or state categorical grant programs. The local economy may be or become concentrated (i) in a single industry, which may be affected by natural or other disasters or by fluctuations in

____________
 *Reference is hereby made to said Trust
Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
commodity prices, or (ii) in a particular company, the operations of which may be impaired due to labor disputes, relocation, bankruptcy or corporate take-over. Such economic factors may, in turn, affect local tax collections and service demands. The ability of an issuer to levy additional taxes may be subject to state constitutional provisions, assent of the state legislature or voter approval in a local referendum, or constrained by economic or political considerations.

Housing Facility Securities
  These Securities are typically secured by mortgage revenues derived by state housing finance agencies, municipal housing authorities or certain non-profit organizations from repayments on mortgage and home improvement loans made by such entities. Special considerations affecting housing securities include: the condition of the local housing market, competition from conventional mortgage lenders, fluctuations in interest rates, increasing construction costs and the ability of the Issuers, lenders, servicers and borrowers to maintain program compliance under applicable statutory provisions. Securities issued on or before April 24, 1979 are subject to few restrictions on the use of proceeds. Federal tax legislation adopted during the 1980s imposed progressively more restrictive requirements for post-issuance compliance necessary to maintain the tax exemption on both single family and multi-family housing securities. IRS regulations provide, however, that retroactive taxation will not occur if the issuer corrects any noncompliance occurring after the issuance of a security within a reasonable period after such noncompliance is first discovered or should have been discovered by the issuer. To maintain the security's tax exemption, the issuer may be required pursuant to the legal documents governing the Security to redeem all or a portion of such obligations at par from (i) unexpended proceeds of the issue within a stated period that typically does not exceed three years from the date of issuance of such security or (ii) optional prepayments by mortgagors. If the issuers of such securities are unable to or choose not to reloan these monies, they will generally redeem such securities at par in an amount approximately equal to such unexpended proceeds or prepayments. The Sponsor is unable to predict whether such redemptions will occur, or what effect, if any, such redemptions would have on any such Securities in the Trust.

Single Family Housing Securities.
  Securities issued after April 24, 1979 and prior to August 15, 1986 are subject to the requirements of Section 103A of the Internal
Revenue Code of 1954, as amended (the "1954
Code"). Enacted in 1980 and subsequently amended,
Section 103A established stringent criteria for the origination or assumption of mortgage loans and subjected Issuers to annual IRS reporting requirements. The Technical and Miscellaneous
Revenue Act of 1988 may inhibit the ability of Issuers to make home mortgage loans after December 31, 1990 (and thereby increase the likelihood of redemptions from unexpended proceeds). Additional considerations include: the underwriting and management ability of the issuers, lenders and servicers (i.e., the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments); the financial condition and credit rating of the private mortgage insurer underwriting the insurance on the underlying mortgage or pool of mortgages; and special risks attendant to lending to mortgagors, most of whom are first time home buyers of low or moderate means. During periods of declining interest rates, there may be increased redemptions of single family housing securities from unexpended proceeds due to insufficient demand, because conventional mortgage loans may become available at interest rates equal to or less than the interest rates charged on the mortgage loans made available from bond proceeds. In addition, certain mortgage loans may be prepaid earlier than their maturity dates, because mortgage loans made with bond proceeds usually do not carry prepayment penalties.

Multi-Family Housing Securities.
  Enacted in 1980, Section 103(b)(4)(A) of the
1954 Code, among other things, required that at least 20% of the Units in each rental housing project financed pursuant to its provisions be occupied, in effect, by persons with low and moderate incomes. The 1986 Code further restricted the amount of bond proceeds that can be spent on unqualified costs in a housing project, and extended existing and added certain post-issuance compliance requirements, such as the low or moderate income occupancy requirements, the determination of income limitations, continuous rental requirements, annual current income determinations and the arbitrage rebate requirement. The IRS has undertaken a review of a representative statistical sample of multi-family housing bonds issued in 1984, primarily to determine post-issuance compliance matters. If a bond issue is determined by the IRS to not be in compliance with the Code, income derived from such securities may be deemed to be taxable income.
The Sponsor is unable to determine whether the IRS will expand its review, the outcome of any such review, or whether such review will have an impact on any of the Securities in the Trust.
Authorizing state statutes may have imposed additional program requirements. Additional considerations include: increasing operating costs; the ability or failure to increase rental charges; and the financial condition of housing authority Issuers and their ability to meet certain requirements under the Section 8 program of the United States Housing Act of 1937, as amended.
 Multi-family housing securities may also be subject to full or partial redemption at par from the proceeds of the sale, assignment or disposition of a defaulted mortgage loan or acceleration of principal payments thereunder; a condemnation or insurance award; or a result of the reduction of a required reserve fund.

Airport Facilities
  Bonds in the airport facilities category are payable from and secured by revenues derived from the gross airport operating income. The major portion of gross airport operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, facilities, service fees, concessions and leases. Airport operating income may be affected by local economic conditions, air traffic patterns, noise abatement restrictions or the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic due to deregulation, recent consolidations through mergers and acquisitions, fair competition, excess industry capacity, fluctuations in fuel and other costs, traffic constraints and other factors. In particular, facilities with use agreements involving airlines experiencing financial difficulty may experience a reduction in revenue due to the possible inability of these airlines to meet their use agreement obligations. Additionally, the FAA has established a schedule for retrofitting certain existing aircraft to comply with operating noise standard. The Sponsor is now unable to predict what effect, if any, air transport industry conditions will have on the airport Bonds in the Trust.

Hospital Facility Securities
  Bonds in the hospital facilities category are payable from revenues derived from hospital and health care facilities which, generally, were constructed or are being constructed with bond proceeds. The continuing availability of sufficient revenues is dependent upon several factors affecting all such facilities generally, including, among other factors: utilization rates; the cost and availability of malpractice insurance and the outcome of malpractice litigation; curtailment of operations due to shortages in qualified medical staff or labor disputes; changes in Federal, state and private reimbursement regulations and health care delivery programs. The extent of the AIDS epidemic is undetermined, and the Sponsor cannot predict its full impact on the health care system or particular issuers. Utilization rates for a particular facility may be determined by cost containment programs implemented by third party governmental providers or private insurers; long-term advances in health care delivery reducing demand for in-patient services; technological developments which may be effectively rationed by the scarcity of equipment or specialists;
governmental approval and the ability to finance equipment acquisitions; increased competition due to elimination of certain certificate of need requirements in some states; and physicians' and public perceptions as to standards of care.
Requirements for Federal or state licenses, certifications and contract eligibility and for accreditation are subject to change, and may require participating facilities to effect costly modifications in operations. Prior to June 30, 1984, participating facilities in the Medicare program were reimbursed for their reasonable costs of furnishing services; thereafter, the Social Security Amendments Act of 1983 mandated implementation over a four year period of a prospective payment system, based upon diagnosis related groups ("DRGs"), for most in-patient services. DRG reimbursement rates, because they are set by the Federal government, may not fully cover the actual cost of furnishing services by any particular hospital, and Federal law prohibits health care providers from passing along the excess costs to Medicare beneficiaries.
Medicare payments have been, and may continue to be, reduced under legislation adopting deficit reduction measures. Additionally, certain states have recently implemented prospective payment systems for their Medicaid programs, and have adopted other changes, including enrollment restrictions. The Sponsor cannot predict the effect, if any, of the DRG system or of further reductions in Medicare and Medicaid payments on the revenues of Issuers of hospital Securities in the Trust. Many hospitals, including certain issuers (or the conduit obligors) of Securities in the Trust, have been experiencing significant financial difficulties in recent years. The number of hospital closings has increased during the late 1980s, particularly among smaller institutions located in rural or inner-city areas. Hospital revenues nationwide are primarily derived from private insurers, many of which have experienced significant operating losses in recent years. The Medicare program accounts for an increasing share of hospital revenues nationwide, and is financed by the Hospital
Insurance Trust Fund through payroll taxes. Based upon preliminary projections including increased payroll taxes effective in 1991 (but not accounting for any recession) the Fund's trustees have forecast that expenditures will exceed tax revenues by 1999 and that the Fund will be insolvent in 2005. Generally, a number of additional legislative proposals concerning health care may be introduced in Congress at any time. Recently, these proposals have covered a wide range of topics, including cost controls, national health insurance, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on any of the Bonds in the Trust portfolio.

Power and Electric Facility Securities
  These Securities are typically secured by revenues derived from power generating facilities, which generally include revenues from the sale of electricity generated and distributed by power agencies using hydroelectric, nuclear, fossil fuel or other power sources. Certain aspects of the operation of such facilities, particularly with regard to generation and transmission at the wholesale level, are regulated by the Federal Energy Regulatory
Commission ("FERC"); more extensive regulation
(affecting retail rate structures) is provided by state public service commissions. Special considerations include: restrictions on operations and increased costs and delays attributable to environmental statues and regulations; the difficulties of the utilities in financing or refinancing large construction programs and of the capital markets in absorbing utility debt and equity securities; fluctuations in fuel supplies and costs, and costs associated with conversion to alternate fuel sources;
uncertainties with regard to demand projections due to changing economic conditions, implementation of energy conservation measures and competitive cogeneration projects; and other technical and cost factors. Recent scientific breakthroughs in fusion energy and superconductive materials may cause current technologies for the generation and transmission of electricity to become obsolete during the life of the Securities in the Portfolio. Issuers relying upon hydroelectric generation may encounter contests when applying for periodic renewal of licenses from FERC to operate dams.
Issuers relying upon coal as a fuel source may be subject to significant costs and operating restrictions to comply with emission standards which may be adopted to alleviate the problems associated with acid rain. Issuers relying upon fossil fuel sources and located in air quality regions designated as nonattainment areas may become subject to pollution control measures
(which could include abandonment of construction projects in progress, plant shutdowns or relocation of facilities) ordered pursuant to the Clean Air Act. In addition, such Securities are sometimes secured by payments to be made to state and local joint action power agencies pursuant to "take or pay" agreements. Such agreements have been held unenforceable by state courts in Idaho, Vermont and Washington, which may cause an examination of the legal structure of certain projects in other states and could possibly lead to litigation challenging the enforceability of such agreements.
 Some of the issuers of Securities in the Trust may own, operate or participate on a contractual basis with nuclear generating facilities, which are licensed and regulated by the Nuclear
Regulatory Commission (the "NRC"). Issuers of such securities may incur substantial expenditures as a result of complying with NRC requirements. Additional considerations include:
the frequency and duration of plant shutdowns and associated costs due to maintenance or safety considerations; the problems and associated costs related to the use and disposal of radioactive materials and wastes in compliance with Federal and local law; the implementation of emergency evacuation plans for areas surrounding nuclear facilities; and other issues associated with construction, licensing, regulation, operation and eventual decommissioning of such facilities.
These Securities may be subject to industry-wide fluctuations in market value as a consequence of market perception of certain highly publicized events, as in the Washington Public Power Supply
System's defaults on its Project 4 and 5 revenue bonds and the 1988 bankruptcy filing by the Public Service Corporation of New Hampshire.
Federal, state or municipal governmental authorities, or voters by initiative, may from time to time impose additional regulations or take such other governmental action which might cause delays in the licensing, construction or operation of nuclear power plants, or the suspension or cessation of operations of facilities which have been or are being financed by proceeds of certain Securities in the Trust.

Industrial Development/Pollution Control
Securities
  These Securities were generally issued prior to the enactment of 1986 Code restrictions, and are typically secured by payments made under a loan agreement entered into between the issuer and the obligor. In some cases, the Securities were additionally secured by guarantees provided by corporate guarantors or by a stand-by letter of credit issued by a bank. Special considerations include: the financial condition of the corporate obligor (or guarantor), especially as it may be affected by subsequent corporate restructuring or changes in corporate control.

Public Facilities Securities
  These Securities are typically secured by revenues derived from either (i) payments appropriated by governmental entities for the use of equipment or facilities, such as administrative or correctional buildings, or (ii) user charges or other revenues derived from such operations as parking facilities, convention centers or sports arenas. In the first instance, the pledged revenues may be subject to annual appropriation by legislative body. In the latter case, the collection of revenues may be dependent upon the reliability of feasibility forecasts and assumptions concerning utilization rates.

Resource Recovery/Solid Waste Securities
 These Securities are typically secured by revenues derived from the sale of electricity or steam generated as a by-product of the process of incinerating solid waste, and from contractual tipping fees, user charges and ancillary recycling earnings. Special considerations include: the supply of solid waste at levels sufficient for the facility to operate at design capacity; the frequency and duration of plant shutdowns for maintenance; the treatment and disposal of fly ash which contains toxic substances, especially dioxin; compliance with air pollution control standards; unanticipated problems associated with the use of developing technologies; and the continuation of FERC policies facilitating congeneration and its certification of any particular qualifying facility. Governmental service contract payments may be subject to annual appropriation by a legislative body. Older facilities may require retrofitting to accommodate new technological developments or to comply with environmental standards.

Water and Sewer Facility Securities
 Bonds described as "water and sewer" facilities
Bonds are typically secured by a pledge of the net revenues derived from connection fees and user charges imposed by the enterprise. Such
Bonds are subject to the risks typically associated with construction projects. Among the factors which may affect net revenues are the destruction of facilities due to natural or other disasters; relocation out of the service area by a major customer or customers due to economic factors beyond the issuer's control; or costs incurred due to prior periods of deferred maintenance or compliance with Federal or state environmental standards. Water system revenues may be additionally affected by the terms of supply allocations and service agreements with major wholesale customers and the imposition of mandatory conservation measures in response to drought. Sewer system revenues may be additionally affected by costs to comply with effluent and other standards pursuant to the Federal and state laws.
Refunded Bonds
  Refunded bonds (including bonds escrowed to a call date or maturity date) are bonds that originally had been issued generally as revenue bonds but have been refunded for reasons which may include changing the issuer's debt service requirements and removing restrictive bond covenants. Typically, a refunded bond is no longer secured by a pledge of revenues received by an issuer but rather by an escrow fund consisting of U.S. Government Obligations. In such cases the issuer establishes an escrow fund which is irrevocable and which cannot be depleted by the issuer so long as debt service on the refunded bonds is required to be paid. Each escrow fund is funded with U.S. Government
Obligations which are designed to make payments on the refunded bonds and which cannot be affected by a default of the issuer. An escrow agent pays principal, redemption premium, if any, and interest on the refunded bond from the principal of and interest on the U.S. Government
Obligations in the escrow fund. The Trust, as holder of the refunded bonds, is entitled to receive such payment of principal, redemption premium, if any, and interest on the refunded bonds as it is paid by the escrow agents out of the respective refunded bond escrow funds.

Student Loan Securities
  Student loan revenue securities are issued either by non profit corporations organized for the purpose of acquiring student loans originated under the Higher Education Act or public agencies or instrumentalities of a state created to provide loans for educational purposes. Proceeds of securities issued by such entities generally are used to make or acquire student loans which are guaranteed by guaranty agencies; the obligation of such guaranty agency is reinsured by the U.S. Secretary of Education (the
"Secretary"); such reinsurance obligation may range from 80% to 100% based on the default levels for loans serviced by such a guaranty agency. In addition, some loans may be insured directly by the Secretary. Bonds issued by such entities are generally secured by and dependent upon such state guarantee programs, Federal insurance and reimbursement programs, the proceeds from payment of principal and interest on the underlying student loans and federal interest subsidy and/or special allowance payments. Failure by the servicers of student loans on the guaranty agencies guaranteeing such loans to properly service and enforce the loans may cause the reimbursements to decline or be withheld by the Secretary.
 Both the Higher Education Act and the
regulations promulgated thereunder have been the subject of extensive amendments in recent years, and the Sponsor can give no assurance that further amendment will not materially change the provisions or the effect thereof. There can be no assurance that the other provisions of the Higher
Education Act affecting the Federal Guaranteed
Student Loan Program will be continued in their present form.
 The availability of various Federal payments in connection with the Federal Guaranteed Student
Loan Program is subject to federal budgetary appropriation. In recent years, legislation has been enacted which has provided, subject to certain Federal budget expenditures (including expenditures in connection with the Federal
Guaranteed Student Loan Program), for the recovery of certain advances previously made by the Federal government to state guaranty agencies in order to achieve deficit reduction. No representation is made as to the effect, if any, or future Congressional appropriation or legislation upon expenditures by the Department of Education or upon the financial condition of any guaranty agency.

Lease Payment Bonds
  Certain Bonds may be principally secured by governmental lease payments which in turn are subject to the budget appropriations of the participating governmental entity. A governmental entity that enters into a lease agreement cannot obligate future governments to make lease payments but generally will covenant to take such action as is necessary to include all lease payments due under an agreement in its annual budgets and to make the appropriations therefor.
The failure of a governmental entity to meet its obligations under a lease could result in an insufficient amount of funds to cover payment of the Bonds secured by such lease payments.

Tax Allocation Bonds
  Bonds described as "tax allocation" securities are payable from and secured by incremental
(increased) tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds, are located ("project areas"). Payments on these bonds are expected to be made from projected increases in tax revenues derived from higher assessed value of property resulting from development in the particular project area and not from an increase in the tax rates. Among the factors which could result in a reduction of the allocated tax revenues which secure a tax allocation Bond are: (i) reduction of, or a less than anticipated increase in, taxable values of property in the project area, caused either by economic factors beyond the issuer's control (such as a relocation out of the project area by one or more major property owners) or by destruction of property due to natural or other disasters; (ii) successful appeals by property owners of assessed valuations; (iii) substantial delinquencies in the payment of property taxes; or (iv) imposition of any constitutional or legislative property tax rate decrease. Such reduction of tax revenues could have an adverse effect on an issuer's ability to make timely payments of principal and of interest on the Bonds.

Crossover Refunding Bonds
  Certain Bonds in the Trust may be cross-over refunding Bonds. Prior to a specified date, (the
"Crossover Date"), such bonds are payable solely from an escrow fund invested in specified securities. After the Crossover Date the Bonds are payable from a designated source of revenues.
Such bonds are categorized in Part A as payable from such source of revenues.
Bonds Backed by Letters of Credit
  The Trust may contain securities that are secured by letters of credit issued by commercial or savings banks which may be drawn upon (i) if an issuer fails to make payments of principal of, premium, if any, or interest on a Bond backed by such a letter of credit or (ii) in the event interest on a Bond is deemed to be taxable and full payment of principal and any premium due is not made by the issuer. The letters of credit are irrevocable obligations of the issuing banks.
Banks are subject to extensive governmental regulations. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of the banking industry and exposure to credit losses arising from possible financial difficulties of borrowers or other issuers having letters of credit might affect a bank's ability to meet its obligations under a letter of credit.

                  ****
  An amendment to the Federal Bankruptcy Act relating to the adjustment of indebtedness owed by any political subdivision or public agency or instrumentality of any state, including municipalities, became effective in 1979. Among other things, this amendment facilitates the use of proceedings under the Federal Bankruptcy Act by any such entity to restructure or otherwise alter the terms of its obligations, including those of the type comprising the Trust's portfolio. The Sponsor is unable to predict at this time what effect, if any, this legislation will have on the Trust.
  Each of the Bonds in the Trust was, as of the Date of Deposit, rated "A" or higher by either
Standard & Poor's Corporation or Moody's
Investors Service, Inc. (see "Schedule of
Investments") or were Bonds which the Sponsor reasonably believed would have obtained such minimum rating soon thereafter. Ratings indicated on the Schedule of Investments are Standard &
Poor's Corporation ratings unless no rating was given to a Bond by such rating service or the rating category assigned by Moody's Investors
Service, Inc. was higher, in which case the Moody's Investors Service, Inc. rating was indicated. Certain Bonds may, in addition to their rating, be designated either "p" by Standard & Poor's Corporation or "Con" by Moody's
Investors Service, Inc. Such designations do not affect the rating assigned by the respective rating services to such Bonds but provide certain additional information (see "Bond Ratings" in Part B and "Schedule of Investments" in Part A).



ACQUISITION OF SECURITIES FOR THE TRUST
  In selecting Bonds for deposit in the Trust
many factors were considered, and based upon the
experience and judgment of the Sponsor, the
following requirements, among others, were deemed
to be of primary importance:
  1. Minimum Standard & Poor's Corporation's
rating of "A-" or minimum Moody's Investors
Service, Inc.'s rating of "A" ("investment grade"
municipal bonds) or Bonds which the Sponsor
reasonably believes will obtain such minimum
ratings in the near future;
  2. Reasonable value relative to other issues of
similar quality and maturity;
  3. Diversification as to the purpose of each
issue and the location of each issuer; and
  4. Income to the Unitholders of the Trust.
  Cash, if any, received from Unitholders prior
to the settlement date for the purchase of Units
or prior to the payment for Bonds upon their
delivery may be used in the Sponsor's business
subject to the limitations of 17 C.F.R. Section
240. 15c3-3 under the Securities and Exchange Act
of 1934 and may be of benefit to the Sponsor.
  The Trustee has not participated in the
selection of Securities for the Trust, and
neither the Sponsor nor the Trustee will be
liable in any way for any default, failure or
defect in any Securities.
  To the best knowledge of the Sponsor, there was
no litigation pending as of the Date of Deposit
in respect of any Securities which might
reasonably be expected to have a material adverse
effect upon the Trust. At any time after the Date
of Deposit, litigation may have been initiated on
a variety of grounds with respect to Securities
in the Trust. Such litigation may affect the
validity of such Securities or the tax-exempt
status of the interest thereon. While the outcome
of litigation of such nature cannot be predicted,
opinions of the bond counsel are delivered with
respect to each Security on the date of issuance
to the effect that such Security has been validly
issued and that the interest thereon is exempt
from Federal income tax. If legal proceedings are
instituted after the Date of Deposit seeking,
among other things, to restrain or enjoin the
payment of any of the Bonds or attacking their
validity or the authorization or existence of the
issuer, the Sponsor may, in accordance with the
Indenture, direct the Trustee to sell such Bonds
and distribute the proceeds of such sale to
Unitholders. In addition, other factors may arise
from time to time which potentially may impair
the ability of issuers to meet obligations
undertaken with respect to Bonds.
            PUBLIC OFFERING PRICE OF UNITS
  The Public Offering Price per Unit during the
secondary market will be computed by dividing the
aggregate of the bid prices of the Bonds in the
Trust plus any money in the Principal Account
other than money required to redeem the tendered
Units, by the number of Units outstanding, and
then adding the appropriate sales charge. If the
primary offering period, the Public Offering
Price was determined on the basis of the offering
prices of bonds plus a sales charge ranging from
3.5% to 5.5% of the Public Offering Price.
  The sales charge is determined in accordance
with the table set forth below based upon the
number of years remaining to the maturity of each
Bond. There is no sales charge with respect to
cash held in the Interest or Principal Accounts.
For purposes of this calculation, Bonds will be
deemed to mature on their stated maturity dates
unless: (a) the Bonds have been called for
redemption or funds or securities have been
placed in escrow to redeem them on an earlier
call date ("Refunded Bonds"), in which case such
call date shall be deemed to be the date upon
which they mature; or (b) such Bonds are subject
to a "mandatory put", in which case such
mandatory put date shall be deemed to be the date
upon which they mature.
 The effect of this method of sales charge
calculation will be that different sales charge
rates will be applied to the various Bonds in a
Trust portfolio based upon the maturities of such
Bonds, in accordance with the following schedule:
                     Maximum
                     Percent of
Remaining            Public       Percent of
Years to             Offering     Net Mount
Maturity             Price        Invested
Less than 1          0%           0%
1 but less than 6    3.50         3.63
6 but less than 11   4.00         4.17
More than 11         5.50         5.82



 For example, the sales charge on a Trust consisting entirely of Bonds maturing in 13 to 16 years would be 5.50% (5.82% of the net amount invested) and that on a Trust consisting entirely of Bonds maturing in three to five years would be 3.50% (3.63% of the net amount invested). The actual sales charge included in the Public
Offering Price of any particular Trust will depend on the maturities of the Bonds in the portfolio of such Trust.
 Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor, the Sponsor intends to permit employees of the Sponsor and certain of their relatives to purchase Units of the Trust at a price equal to the bid-side evaluation of the Securities in the Trust divided by the number of Units outstanding plus a reduced sales charge of $5.00 per Unit.
  A proportionate share of accrued interest and undistributed interest on the Units to the Unitholder's settlement date (the Unitholder's settlement date is the date so specified in the confirmation of sale of the Units to a Unitholder, normally five business days after purchase) is added to the Public Offering Price.
Such proportionate share will be an asset of the Unitholder and will be received in subsequent distributions and upon the sale of his Units.
  Aggregate bid prices of the Securities will be determined for the Trust by the Evaluator on the basis of: (1) the current bid prices for the Securities; (2) the current bid prices for comparable bonds, if bid prices are not available for any of the Securities; (3) determining the value of the Securities on the bid side of the market by appraisal; or (4) any combination of the above. Such evaluations and computations will be made each business day as of the Evaluation
Time, effective for all sales or redemptions made subsequent to the last preceding determination.
 In addition to the sales charges, on the Date of Deposit, the Sponsor realized a profit or loss resulting from the difference between the purchase price paid by the Sponsor to buy the Securities and the cost of the Securities to the Trust as determined by the Evaluator. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in the Trust. All proceeds received from purchasers of Units of the Trust will be retained by the Sponsor.

             PUBLIC OFFERING OF UNITS
  The Sponsor intends to qualify Units for sale in all of the states of the United States, except that for state trusts, the Sponsor intends to qualify Units for sale only to residents of that state. Sales may be made to dealers who are members of the National Association of Securities
Dealers, Inc. at prices which include a
concession of 75% of the applicable sales charge subject to change from time to time. The difference between the dealer concession and the sales charge will be retained by the Sponsor. The
Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.
  Initial Offering of Units. During the initial public offering period, Units were offered to the public by the Sponsor at the Public Offering
Price calculated on each business day, plus accrued interest.
  Secondary Offering of Units. Upon the
termination of the initial public offering period, unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by the Sponsor by this Prospectus at the then current Public
Offering Price, calculated daily, plus accrued interest.
             SECONDARY MARKET FOR UNITS
  While not obligated to do so, it is the
Sponsor's present intention to maintain, at its expense, a secondary market for Units of this Series and to continuously offer to repurchase
Units from Unitholders at the "Sponsor's
Repurchase Price". The Sponsor's Repurchase Price is computed by dividing the value of the Trust by the number of Units outstanding (see "Evaluation of the Trust"). There is no sales charge incurred when a Unitholder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current
Public Offering Price, plus accrued interest. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.
  If the supply of Units exceeds demand, or for some other business reason, the Sponsor may at any time or occasionally from time to time discontinue the repurchase of Units of this Series at the Sponsor's Repurchase Price. In such event, although under no obligation to do so, the Sponsor may, as a service to Unitholders, offer to repurchase Units at the "Redemption Value". If the Sponsor repurchases Units in the secondary market at the "Redemption Value", it may reoffer these Units in the secondary market at the "Public Offering Price". In no event will the price offered by the Sponsor for the repurchase of Units be less than the current Redemption
Value for those Units. See "Redemption of Units by Trustee" and "Comparison of Public Offering
Price and Redemption Value".

ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN-
  The Sponsor may from time to time give
investors Estimated Current Return and Estimated
Long Term Return information, each of which give investors different information about the return.
Estimated Current Return on a Unit represents annual cash receipts from coupon-bearing debt obligations in the Trust (after estimated annual expenses) divided by the Public Offering Price
(including the sales charge).
 Unlike Estimated Current Return, Estimated Long
Term Return is a measure of the estimated return to the investor earned over the estimated life of the Trust. Estimated Long Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields
(which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account the expenses and maximum sales charge associated with each Unit. The Estimated Long Term Return calculation does not take into account certain delays in distributions of income and the timing of other receipts and distributions on Units and may, depending on maturities, over or understate the impact of sales charges. Both of these factors may result in a lower figure.
 Both Estimated Current Return and Estimated Long
Term Return are subject to fluctuation with changes in Trust composition, changes in market value of the underlying Securities and changes in fees and expenses, including sales charges. The size of any difference between Estimated Current
Return and Estimated Long Term Return can also be expected to fluctuate at least as frequently. In addition, both return figures may not be directly comparable to yield figures used to measure other investments, and, since the return figures are based on certain assumptions and variables, the actual returns received by a Unitholder may be higher or lower.

ESTIMATED NET ANNUAL INTEREST INCOME PER UNIT
  The estimated Net Annual Interest Income per
Unit of the Trust is computed by dividing the total gross annual interest income to the Trust by the number of Units outstanding and then subtracting the per Unit estimated annual fees and expenses of the Trustee, the Sponsor and the Evaluator (see "Essential Information" in Part
A). The estimated Net Annual Interest Income per
Unit will be higher for Unitholders who do not elect the monthly plan (where alternate plans of distribution are available). This is the result of the differing expenses and fees of the Trustee in administering the distributions of interest.
See "Essential Information" in Part A and
"Distributions to Unitholders".
  The estimated Net Annual Interest Income per
Unit will change whenever Securities mature, are called for redemption, or are sold. In addition, any change in the Trustee's, the Sponsor's (where applicable) or Evaluator's fees or expenses will result in a change in the estimated Net Annual
Interest Income per Unit (see "Expenses of the
Trust").

            DISTRIBUTIONS TO UNITHOLDERS
  The Trustee will collect the interest on the Securities as it becomes payable and credit such interest to a separate Interest Account created by the Indenture. All moneys received by the Trustee from sources other than interest will be credited to a separate Principal Account. All funds collected or received will be held by the Trustee in trust without interest to Unitholders as part of the Trust or the Reserve Account referred to below until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the Trust ledger of the Trustee so long as such practice preserves a valid preference under applicable law, or, if such preference is not preserved the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.
  The Trustee is authorized by the Indenture to withdraw from the Principal and/or Interest
Accounts such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust, which amounts will be deposited in a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly deposit the excess in the Account from which it was withdrawn.
  The settlement date for the purchase of Units must occur on or prior to the Record Date in order for a purchaser to receive a distribution on the next Distribution Date. If the settlement date for the purchase of Units occurs after the Record Date, distribution will not occur until the second following Distribution Date.

Interest Account
  After deduction of the fees and expenses of the Trustee, the Sponsor (where applicable and as indicated under "Essential Information") and the Evaluator, the Trustee will distribute on each Distribution Date or shortly thereafter, to Unitholders of record on the preceding Record
Date, an amount approximately equal to either one-twelfth, one-quarter or one-half of such Unitholder's pro rata share (depending on the distribution plans available and selected) of the estimated annual amount to be deposited in the Interest Account, computed as of the preceding
Record Date. However, all Unitholders of record on the initial Record Date will receive the initial interest distribution on the initial
Interest Distribution Date. The Trustee's fees and expenses will be higher for monthly interest distributions than for quarterly or semi-annual interest distributions, where available.
Therefore, the amount distributed per Unit to Unitholders electing the monthly plan will be correspondingly lower than under the quarterly or semi-annual plan. All interest distributions following the initial interest distribution will be in approximately the amounts shown under "Essential Information", depending on the plan of distribution selected. See "Essential
Information--Plan of Distribution" in Part A for details on electing available distribution plans.
  Because the Securities in the Trust pay
interest at varying semi-annual intervals and Units pay interest at constant monthly, quarterly or semi-annual intervals, the interest accrued on Units of the Trust will be greater than the amount available for distribution from the Interest Account. The Trustee will distribute on each Distribution Date an amount which will be less than the interest accrued to each Unitholder on the preceding Record Date. Pursuant to the Indenture, in order to accommodate regular interest distributions, the Trust will contain undistributed cash balances. The difference between the amount accrued to each Unitholder on a Record Date and the amount distributed on the following Distribution Date is an asset of the Unitholder and will be included as part of accrued interest which will be received in subsequent interest distributions, upon the sale of his Units or, in part, upon the sale, redemption, or maturity of Securities in the Trust.
  The Trustee is authorized by the Indenture to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts in accordance with the distribution plan selected. The Trustee will be reimbursed, without interest, for any such advances in the manner provided in the Indenture.

Principal Account
  The Trustee will distribute an amount equal to such Unitholder's pro rata share of the cash balance, if any, in the Principal Account on the principal Distribution Date specified under
"Distribution" under "Essential Information". The pro rata share is computed as of the preceding
Record Date. Except for moneys used to redeem tendered Units, proceeds received upon the disposition of any Securities subsequent to a Record Date and prior to the following principal
Distribution Date will be held in the Principal
Account and will not be distributed until the next succeeding principal Distribution Date.
However, in the event of an early redemption of bonds, sale of bonds upon the occurrence of events set forth under "Supervision of Trust
Investments", or maturity of bonds, there may occur a special principal distribution. Any special principal distribution will be made within 60 days of such event to Unitholders of record on the Record Date selected therefor by the Trustee as provided in the Indenture. No distribution need be made from the Principal
Account if the cash balance therein is less than one-tenth of one per cent of the total principal amount of the Securities on the Date of Deposit.
  Certain of the Bonds in the Trust are subject to sinking fund or special redemption by their issuers, as set forth under "Redemption Features" on the "Schedule of Investments in Part A". The redemption price of Bonds in the Trust called by an issuer pursuant to sinking fund or special redemption is normally equal to the principal amount of such Bonds, while the redemption price for Bonds called at the option of the issuer may include a redemption premium. In most cases Bonds are selected from among Bonds of like series and maturity either by lot or by such method as the bond trustee may adopt. A capital gain or loss may occur depending upon the price at which a Bond which is called was acquired by the Trust and the amount received by the Trust upon redemption (see "Tax Status of the Trust"). In general, optional redemption provisions are more likely to be exercised by an issuer when the offering side valuation is greater than par than when the offering side valuation is less than par. If future interest rates decline, an issuer of Bonds might find it advantageous to exercise its option to call Bonds prior to maturity even though, in most cases, the issuer must pay a premium.

Reinvestment Program
  Distributions are made to Unitholders monthly.
The Unitholder has the option of receiving the monthly interest interest and/or principal distribution or reinvesting at net asset value in the PaineWebber Tax-Exempt Income Fund (the
"Fund"), an open-end investment company
registered under the Investment Company Act. The
Fund's investment objective is to provide high current income exempt from Federal income tax, consistent with the preservation of capital and liquidity within the Fund's quality standards.
Except under unusual market conditions, the Fund will invest at least 80% of its assets in municipal obligations with varying maturities, the interest from which, in the opinion of bond counsel to their respective issuers, is exempt from both Federal income tax and the Federal alternative minimum tax. There can be no assurance that the Fund will achieve its objective. For more information about the Fund, including a prospectus, Unitholders should contact their PaineWebber Investment Executive or call the Fund's shareholder service number at 1-
800-544-9300.
  To participate in the Reinvestment Program, Unitholders must hold Units in their own name, must fill out an application establishing an account and notify the Trustee of the account number at least 10 days before the Record Date.
Elections may be revoked upon similar notice.

                EXCHANGE OPTION
  Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of PaineWebber Municipal Bond
Fund First Series; PaineWebber Municipal Bond
Fund Second Series; PaineWebber Municipal Bond
Fund Third Series (the "PaineWebber Series"); The
Municipal Bond Fund, Series One through Series
Forty-Three; The Municipal Bond Trust, Series
Forty-Four and subsequent series (the "National
Series"); The Municipal Bond Trust, Multi-State
Program Series One and subsequent series (the
"Multi-State Series); The Municipal Bond Trust,
California Series A and subsequent series (the
"California Series"); The Municipal Bond Trust,
Insured Series One and subsequent series (the
"Insured Series"); The Corporate Bond Trust,
Series One and subsequent series (the "Corporate
Series"); The PaineWebber Pathfinders Trust,
Treasury and Growth Stock, Series 1 and
subsequent series (the "Pathfinders Trust"), the PaineWebber Federal Government Trust, GNMA Series
1 and subsequent Series 1 (the "Federal
Government Trust") or the PaineWebber Equity
Trust, Growth Stock Series 1 and subsequent series (the "Equity Trust") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per unit. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unitholder who wishes to exchange
Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option. Each Exchange
Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable Exchange Trust carefully prior to executing this option. Exchange Trusts having as their objective the receipt of tax exempt interest income would not be suitable for tax deferred investment plans such as Individual
Retirement Accounts. A Unitholder who purchased
Units of a series and paid a per unit sales charge that was less than the per Unit sales charge of the series of Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering
Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange.
  The Sponsor will permit exchanges at the reduced sales charge provided there is a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale.
While the Sponsor has indicated that it intends to maintain a market for the units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole units only. Any excess proceeds from Unitholders' units being surrendered will be returned.
Unitholders will be permitted to advance new money in order to complete an exchange.
 An exchange of units pursuant to the Exchange
Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss which will be of a capital or ordinary nature depending upon among other things the length of time such Unitholder has held the Units. However, under the position taken by the Internal Revenue Service in Revenue Ruling 81-204
(relating to the exchange of pools of residential mortgage loans by several savings and loan associations), an exchange of units for units of any other similar series of the PaineWebber
Municipal Bond Trust, may not constitute a taxable event if the units exchanged do not differ materially either in kind or in extent from each other or if the exchange has no significant economic or business purpose or utility apart from the anticipated tax consequences. Unitholders are advised to consult their own tax advisors as to the tax consequences of exchanging units in their particular case.
 The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.
  To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units of this series to purchase units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The
Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.
  The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the aggregate bid price per Unit of the securities in the portfolio of the Trust. Units of the Exchange Trust, however, will be sold to the Unitholder at a reduced sales charge. Units sold under the Exchange Option will be sold at the bid prices per unit of the underlying securities in the particular portfolio involved plus a fixed charge of $15 per unit. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.
 For example, assume that a Unitholder, who has three units of a trust with a current price of $1,030 per unit based on the bid prices of the underlying securities, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate rounding up to the next highest number of units, the proceeds from the Unitholder's units will aggregate $3,090. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire three units in the Exchange Trust for a total cost of $2,715
($2,670 for the units and $45 for the sales charge). The remaining $375 would be returned to the Unitholder in cash.
               CONVERSION OPTION
 Owners of units of any registered unit
investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 3.0% ( a `Conversion Trust') may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit, per 100
Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000
Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange
Option (except that no secondary market is required for Conversion Trust units). To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the purchase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange
Option section herein.

              EXPENSES OF THE TRUST
  The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, the Evaluator's fees during the initial offering period, advertising expenses and expenses incurred in establishing the Trust, including legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.
  The Sponsor's fee, deducted only in trusts where the Date of Deposit is on or after November
30, 1982, which is earned for portfolio
supervisory services, is based upon the aggregate face amount of Bonds in the Trust at the beginning of each annual period. The Sponsor's fee, which is not to exceed the amount set forth under "Essential Information" in Part A, may exceed the actual costs of providing portfolio supervisory services for this Trust, but at no time will the total amount the Sponsor receives for portfolio supervisory services rendered to all series of the Municipal Bond Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.
  For services performed under the Indenture, the Trustee will be paid by the Trust at the rate per $1,000 of principal amount of Securities in the Trust set forth under "Essential Information" in Part A. Such compensation will be computed monthly, quarterly or semi-annually (depending on available plans of distribution) on the basis of the greatest principal amount of the Securities in the Trust at any time during the preceding monthly or semi-annual period. In no event will the Trustee be paid less than $2,000 in any one year. The Evaluator's fee for each daily evaluation is set forth under "Essential
Information" in Part A. The fees of the Evaluator will be payable by the Trust. See "Essential
Information" in Part A for the estimated annual fees and expenses per Unit under the various optional interest distribution plans.
 The Sponsor's fee is payable annually, Trustee's fees are payable monthly, quarterly and semi-annually (depending on available plans of distribution) and the Evaluator's fees are payable monthly on or before each Distribution
Date from the Interest Account, to the extent funds are available, then from the Principal
Account. Any of such fees may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United
States Department of Labor.
  In addition to the above, the following charges are or may be incurred by the Trust and paid from the Interest Account, or, to the extent funds are not available in such Account, from the Principal
Account: (1) fees for the Trustee for
extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without negligence, bad faith or willful misconduct on its part; and (6) expenses incurred in contacting Unitholders upon termination of the Trust. The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust.
 The accounts of certain Trusts may be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, Sponsor will bear any audit expense which exceeds
50 cents per Unit. Unitholders covered by the audit (if any) during the year may receive a copy of the audited financials upon request.

             DESCRIPTION OF CERTIFICATES
  Ownership of Units is evidenced by registered
Certificates, executed by the Trustee and the Sponsor, issued in denominations of one Unit or any integral multiple thereof. A Unitholder may transfer its Certificate by presenting it to the Trustee at its corporate trust office. Such
Certificate must be properly endorsed or accompanied by a written instrument or instruments of transfer executed by the Unitholder or its duly authorized attorney. A
Unitholder may be required to pay $2.00 per Certificate transferred to cover the Trustee's costs in implementing such transfer and to pay any tax or other governmental charge that may be imposed in connection with any such transfer. The
Trustee is required to execute and deliver a new
Certificate in exchange and substitution for any Certificate mutilated, destroyed, stolen or lost, if and when the Unitholder furnishes the Trustee with proper identification and satisfactory indemnity, and pays such expenses as the Trustee may reasonably incur. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

             STATEMENTS TO UNITHOLDERS
  With each distribution from the Interest and Principal Accounts, the Trustee will furnish each Unitholder with a statement setting forth the amount being distributed from each Account expressed as a dollar amount per Unit.
  Promptly after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a registered Unitholder a statement setting forth:
  1. As to the Interest Account:
  (a) the amount of interest received on the Securities and the percentage of such amount by states and territories in which the issuers of the Bonds are located;
  (b) the amount paid from the Interest Account representing accrued interest for any
Certificates redeemed;
  (c) the deductions from the Interest Account for fees and expenses of the Trustee, the Sponsor and the Evaluator or for other various fees, charges or expenses relating to the Trust;
  (d) the deductions from the Interest Account for payment into the Reserve Account; and
  (e) the net amount remaining after such
payments and deductions expressed as a total dollar amount outstanding on the last business day of such calendar year.
  2. As to the Principal Account:
  (a) the dates of the redemption, sale or maturity of any of the Securities and the net proceeds received therefrom, excluding any portion credited to the Interest Account;
  (b) the amount paid from the Principal Account representing the principal of any Certificates redeemed;
  (c) the deductions from the Principal Account for fees and expenses of the Trustee, the Sponsor and the Evaluator or for other various fees, charges or expenses relating to the Trust;
  (d) the deductions from the Principal Account for payment into the Reserve Account; and
  (e) the net amount remaining after such
payments and deductions expressed as a total dollar amount outstanding on the last business day of such calendar year.
  3. The following information:
  (a) a list of the Securities as of the last business day of such calendar year;
  (b) the number of Units outstanding on the last business day of such calendar year;
  (c) the Unit Value based on the last evaluation of the Trust made on the last business day during such calendar year; and
  (d) the amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for such distributions.

            REDEMPTION OF UNITS BY TRUSTEE
  A Unitholder who wishes to dispose of its Units should inquire through its broker as to the current market price for such Units prior to making a tender for redemption to the Trustee in order to determine if there is a market for Units in excess of the then current Redemption Value or Sponsor's Repurchase Price. After the initial offering period the Redemption Value will be the same as the Sponsor's Repurchase Price.
  During the period in which the Sponsor
maintains a secondary market for Units at the Sponsor's Repurchase Price, the Sponsor has agreed to repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation.
  The Trustee is irrevocably authorized in its discretion, in lieu of redeeming Units presented for tender at the redemption value, to sell such Units in the over-the-counter market for the account of a tendering Unitholder at prices which will return to the Unitholder amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale the Trustee will pay the net proceeds thereof to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Value.
  One or more Units represented by a Certificate may be redeemed at the Redemption Value upon tender of such Certificate to the Trustee at its corporate trust office, properly endorsed or accompanied by a written instrument of transfer in form satisfactory to the Trustee, and executed by the Unitholder or its authorized attorney. A
Unitholder may tender its Units for redemption at any time after the settlement date for purchase, whether or not it has received a definitive
Certificate. The Redemption Value per Unit is calculated by dividing the current bid prices for the Securities in the Trust (see "Evaluation of the Trust") plus any money in the Principal
Account other than money required to redeem tendered Units, by the number of Units outstanding, plus a proportionate share of accrued interest and undistributed interest income on the Securities determined to the day of tender. There is no sales charge incurred when a Unitholder tenders his Units to the Trustee for redemption. Subject to the payment of any applicable tax or governmental charges, the Redemption Value of Units redeemed by the Trustee will be paid on the seventh calendar day following the day of tender. If such day of payment is not a business day, the Redemption Value will be paid on the first business day prior thereto.
  The Trustee may, in its discretion, and will when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determines that trading on the New York Stock
Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement.
  Any amounts paid on redemption representing interest will be withdrawn from the Interest
Account to the extent that funds are available for such purpose. All other amounts paid on redemption will be withdrawn from the Principal
Account. The Trustee is empowered to sell
Securities out of the Trust as selected by the Sponsor in order to make funds available for the redemption of Certificates, and, to the extent
Securities are sold for such purpose, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. Such excess proceeds will be distributed pro rata to all remaining Unitholders of record.

              EVALUATION OF THE TRUST
  The Evaluator is Kenny Information Systems, a division of J.J. Kenny Co., Inc., 65 Broadway,
New York, New York 10006.
  The value of the Trust is computed as of the Evaluation Time shown under "Essential
Information" in Part A (1) on each June 30 and
December 31 (or the last business day prior thereto), (2) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the day on which any Unit is tendered for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding:
  1. The aggregate value of Securities in the Trust, as determined by the Evaluator:
  (a) on the basis of current bid prices for the Securities,
  (b) on the basis of current bid prices for comparable bonds, if bid prices are not available for any of the Securities,
  (c) by determining the value of the Securities on the bid side of the market by appraisal, or
  (d) by any combination of the above;
  2. Money on hand in the Trust, other than money deposited to purchase Securities or money credited to the Principal Account which is required to redeem tendered Units; and
  3. Accrued but unpaid interest on the
Securities at the close of business on the date of such Evaluation.
  The Trustee will deduct from the resulting figure: amounts representing any applicable taxes or governmental charges payable by the Trust for the purpose of making an addition to the Reserve
Account; amounts representing estimated accrued expenses of the Trust; amounts representing unpaid fees of the Trustee, the Sponsor and the Evaluator; and cash held for distribution to Unitholders of record as of the business day prior to the Evaluation being made on the days or dates set forth above.
  For the purpose of the redemption of Units, the value per Unit is computed by the Trustee by dividing the result of the above computation by the total number of Units outstanding on the date of such Evaluation.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE
  While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the Securities, the Public Offering Price of Units in the secondary market and the Redemption Value is determined on the basis of the current bid prices of such Securities. On the date of the "Essential
Information" page, the Public Offering Price per
Unit (which figure includes the sales charge) exceeded the Redemption Value by the amount shown under "Essential Information" in Part A. The difference between the bid and offering prices of the Securities is expected to average 1-1/2% to 2% of principal amount. This difference may vary between 3% or more of principal amount for inactively traded Securities and as little as 1/2 of 1% for actively traded Securities. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

           SUPERVISION OF TRUST INVESTMENTS
  The acquisition by the Trust of any securities other than the Securities initially deposited is prohibited by the Indenture. The Sponsor may direct the Trustee to sell or liquidate any of the Securities upon the happening of any of the following events (except for the limited right to replace securities in the case of a fail):
  1. Default by an issuer in the payment of principal of or interest on such Securities, or any other outstanding obligations of such issuer, when due and payable,
  2. Institution of legal proceedings seeking to restrain or enjoin the payment of any of the Securities or attacking their validity,
  3. A breach of a covenant or warranty which could adversely affect the payment of debt service on the Securities, 4. In the case of revenue bonds, if the revenues, based upon official reports, fall substantially below the estimated revenues calculated to be necessary to pay principal of and interest on the Bonds,
  5. A decline in market price, or such other market or credit factor, as in the opinion of the Sponsor would make retention of any of the Securities detrimental to the Unitholders, or
  6. In the event that any of the Bonds are the subject of an advance refunding.
  In addition, if a default in the payment of principal of or interest on any of the Securities occurs and the Sponsor fails to instruct the Trustee to sell or hold such Securities within thirty days after notification by the Trustee to the Sponsor of such default, the Indenture provides that the Trustee will sell the defaulted
Securities promptly. The Trustee will not be liable or responsible in any way for depreciation or loss incurred by reason of any sale made by it either pursuant to a direction of the Sponsor or by reason of a failure of the Sponsor to give any such direction.
  The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any of the Bonds pursuant to a refunding or refinancing plan; however, the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor deems proper if the issuer is in default with respect to the Securities or the issuer will, in the written opinion of the Sponsor, probably default with respect to the Bonds in the reasonably foreseeable future.
 Any obligations received by the Trust in the event of such an exchange or substitution will be held by the Trustee and will be subject to the terms and conditions of the Indenture to the same extent as the Securities originally deposited.
Within five days after any exchange and deposit, notice of such will be mailed by the Trustee to each registered Unitholder, which identifies the Securities eliminated and the Securities substituted.

             ADMINISTRATION OF THE TRUST
  Records and Accounts: Pursuant to the
Indenture, the Trustee is required to keep proper books of record and account of all transactions relating to the Trust at its office. Such records will include the name and address of every Unitholder, a list of the Certificate numbers and the number of Units of each Certificate issued to Unitholders. The Trustee is also required to keep a certified copy or duplicate original of the Indenture and a current list of Securities held in the Trust on file at its office which will be open to inspection by any Unitholder during usual business hours.
  The Trustee is required to make annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation.
  Successor Trustee: Under the Indenture, the
Trustee may resign and be discharged of the Trust created by the Indenture by executing a notice of resignation in writing and filing it with the Sponsor. The resigning Trustee must also mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the effective resignation date specified in such notice. Such resignation will become effective only upon the appointment of and the acceptance of the Trust by a successor
Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to appoint a successor Trustee promptly.
  If within thirty days after notice of
resignation has been received by the Sponsor, no successor Trustee has been appointed or, if appointed, has not accepted the appointment, the resigning Trustee may apply to a court of competent jurisdiction for the appointment of a successor. In case the Trustee becomes incapable of acting as such or is adjudged a bankrupt or is taken over by any public authority, the Sponsor may discharge the Trustee and appoint a successor
Trustee as provided in the Indenture. Notice of such discharge and appointment shall be mailed to each Unitholder by the Sponsor.
  Upon a successor Trustee's execution of a written acceptance of an appointment as Trustee for the Trust, such successor Trustee will become vested with all the rights, powers, duties and obligations of the original Trustee.
  A successor Trustee is required to be a
corporation organized and doing business under the laws of the United States or of the State of New York; to be authorized under such laws to exercise corporate trust powers; to have at all times an aggregate capital, surplus and undivided profit of not less than $5,000,000; and to have its principal office in New York City.
  Successor Sponsor: If at any time the Sponsor shall fail to undertake or perform or become incapable of undertaking or performing any of the duties which by the terms of the Indenture are required of it to be undertaken or performed, or if the Sponsor resigns, the Trustee may either appoint a successor Sponsor or Sponsors as will be satisfactory to the Trustee or it may terminate the Indenture and liquidate the Trust.
Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.
  The dissolution of the Sponsor or its ceasing to exist as a legal entity from, or for, any cause whatsoever will not cause the termination of the Indenture or the Trust unless the Trustee deems termination to be in the best interests of Unitholders.
  Successor Evaluator: The Evaluator may resign or may be removed by the Sponsor or the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor.
Such resignation or removal will become effective upon the acceptance of appointment by a successor
Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor
Evaluator. Notice of such resignation or removal and appointment will be mailed by the Trustee to each Unitholder.

             LIMITATION OF LIABILITIES
  The Sponsor: The Indenture provides that the
Sponsor will not be liable to the Trustee, the Trust or the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.
  The Trustee: The Indenture provides that the
Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or for the disposition of moneys, Securities or Certificates, except by reason of its own gross negligence, bad faith or willful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.
  The Evaluator: The Trustee, Sponsor, and
Unitholders may rely on any evaluation furnished by the Evaluator and will have no responsibility for the accuracy thereof. The Indenture provides that the determinations made by the Evaluator will be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator will be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment, but will be liable only for its gross negligence, lack of good faith or willful misconduct.

             AMENDMENT OF THE INDENTURE
  The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not adversely affect the interest of the Unitholders; provided, however, that after the deposit of the Securities the Indenture may not be amended to increase the number of Units issued thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Securities initially deposited in the Trust, except for the substitution of certain refunding securities for the Securities. The Trustee will promptly notify Unitholders of the substance of any such amendment.

              RIGHTS OF UNITHOLDERS
  A Unitholder may at any time tender his
Certificate to the Trustee for redemption.
  The death or incapacity of any Unitholder will not operate to terminate the Trust nor entitle his legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.
  No Unitholder will have the right to vote concerning the Trust, except with respect to termination, or in any manner control the operation and management of the Trust, nor shall any Unitholder ever be liable to any other person by reason of any action taken by the Sponsor or the Trustee.

             TERMINATION OF THE TRUST
  The Indenture provides that the Trust will terminate upon the maturity, redemption, sale or other disposition of the last of the Securities held in the Trust. If the value of the Trust as shown by any evaluation is less than twenty per cent (20%) of the par value of the Securities originally deposited in the Trust, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time by the written consent of 100% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.
  Upon termination, the Trustee will sell the Securities then held in the Trust and credit the moneys derived from such sale to the Principal
Account and the Interest Account. The Trustee will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his Certificate after due notice of such termination, such Unitholder's pro rata share in the Interest and Principal Accounts. The sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Securities represented by the Units held by such Unitholder.

                  SPONSOR
  The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues.
The Sponsor also acts as a dealer in unlisted securities and municipal bonds and, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.
                LEGAL OPINION
  The legality of the Units offered hereby has been passed upon by Orrick, Herrington &
Sutcliffe, 666 Fifth Avenue, New York, New York, as counsel for the Sponsor.

              INDEPENDENT AUDITORS
 The financial statements, including the schedule of investments, of the Trust included in Part A of this Prospectus have been audited by Ernst &
Young LLP, independent auditors, for the period indicated in their report appearing herein. The financial statements audited by Ernst & Young LLP have been included in reliance on their report given on their authority as experts in accounting and auditing.
                BOND RATINGS*

 NR _ Securities which, while not rated by Standard & Poor's or Moody's, have been determined by the trusts sponsor to be of investment grade quality.

Standard & Poor's Corporation
  A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.
  The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.
  The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.
  The ratings are based, in varying degrees, on the following considerations:
  I. Likelihood of default capacity and
willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation, and
  II. Nature of and provisions of the obligation,
 III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
  AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
  AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
  A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
  BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
  BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicated the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
  C--The rating C is reserved for income bonds on which no interest is being paid.
  D--Debt rated D is in default, and payment of interest and/or repayment of principal in arrears.
  PLUS (+) or MINUS (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
  PROVISIONAL RATINGS: The letter "p" following a rating indicates the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

___________
 *As described by the rating agencies.
Moody's Investors Service, Inc.
  A brief description of the applicable Moody's
Investors Service, Inc.'s rating symbols and their meanings is as follows:
  Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
  Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
  A--Bonds which are rated A possess many
favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
  Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
  Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.
  B--Bonds which are rated B generally lack the characteristics of a desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
  Caa--Bonds which are rated Caa are in poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
  Ca--Bonds which are rated Ca represent
obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
  C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
  Rating symbols may include numerical modifiers
1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end of the generic category. These modifiers of rating symbols Aa, A and Baa are to give investors a more precise indication of relative debt quality in each of the historically defined categories.
  Conditional ratings, indicated by "Con" are given to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of such condition.
 The following summarizes the applicable
designations used by Moody's for short term notes and short term loans: MIG1--Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
 MIG2--Loans bearing this designation are of high quality, with margins of protection ample although not so large as the preceding group.




4





                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2     Opinion of Counsel as to legality of securities
                      being registered
          EX-27       Financial Data Schedule
          EX-99.C2    Consent of Kenny Information Systems
          EX-99.C1    Consent of Independent Auditors
                                FINANCIAL STATEMENTS
          1. Statement of Condition of the Trust as shown in the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and Form 10-Q (File No. 1-7367) respectively.

  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, The Municipal Bond Trust, Series 199 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 8th day of March, 1996.
                      THE MUNICIPAL BOND TRUST, SERIES 199
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 8th day of March, 1996.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer,
                              Director & Member of the Executive
                              Committee *
  Regina A. Dolan             Senior Vice President, Chief Financial Officer
                              and Director *
  Joseph J. Grano, Jr.        President, Retail Sales & Marketing,
                              Director and Member of the Executive
                              Committee *
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with the Registration Statement for File No. 33-19786.